TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
10.   TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are stated net of a provision for doubtful accounts. Movements in the provision for doubtful accounts in the three years ended December 31, 2013 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2010	226
Additions charged to income	1,700
Deductions credited to income	—
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081
Additions charged to income	226
Deductions - amounts written off	(2,990)
Balance at December 31, 2013	9,317

The provision for doubtful accounts at December 31, 2013 of $9.3 million primarily relates to three charters, which were terminated in 2012. $7.4 million of the provision relates to the VLCCs, which are recorded as discontinued operations, and $1.9 million of the provision relates to the Capesize vessels.

In December 2013, the Company received $756,000 from Sanko Steamship Co., Ltd., or Sanko, as a partial settlement for a $17 million claim for unpaid charter hire and claims of the Battersea. This amount was recorded as time charter income in the fourth quarter of 2013. Trade accounts receivable of $3.0 million and a provision for doubtful accounts in the same amount were written off.